Property, plant and equipment (Tables)	9 Months Ended
Sep. 30, 2022
Property, plant and equipment [abstract]
Summary of property and equipment

	Furniture and office equipment	Leasehold improvements	Land and Building	Total
	$	$	$	$
Cost
Balance – December 31, 2021	2,098	1,830	359	4,287
Additions	796	64	—	860
Effects of foreign exchange	(238)	(153)	(64)	(455)
Balance – September 30, 2022	2,656	1,741	295	4,692

Accumulated depreciation
Balance – December 31, 2021	854	707	81	1,642
Depreciation	491	221	9	721
Effects of foreign exchange	(117)	(68)	(26)	(211)
Balance – September 30, 2022	1,228	860	64	2,152

Carrying value
Balance – December 31, 2021	1,244	1,123	278	2,645
Balance – September 30, 2022	1,428	881	231	2,540